Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GEORGE PUTNAM BALANCED FUND
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class A
Trading Symbol	PGEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of George Putnam Balanced Fund returned 17.96%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	17.96	9.63	8.74
Class A (with sales charge)	11.18	8.34	8.10
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[1]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[1]
Holdings [Text Block]		[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class B
Trading Symbol	PGEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$182	1.68%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of George Putnam Balanced Fund returned 17.05%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	17.05	8.81	8.09
Class B (with sales charge)	12.05	8.52	8.09
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[3]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[3]
Holdings [Text Block]		[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL will continue to serve as a sub-advisor to the Fund.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class C
Trading Symbol	PGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.68%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of George Putnam Balanced Fund returned 17.05%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.05	8.80	8.09
Class C (with sales charge)	16.05	8.80	8.09
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[5]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class M
Trading Symbol	PGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$155	1.43%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class M shares of George Putnam Balanced Fund returned 17.32%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class M	17.32	9.07	8.20
Class M (with sales charge)	13.21	8.30	7.82
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[7]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[7]
Holdings [Text Block]		[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R
Trading Symbol	PGPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of George Putnam Balanced Fund returned 17.64%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	17.64	9.35	8.47
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[9]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R5
Trading Symbol	PGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of George Putnam Balanced Fund returned 18.22%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	18.22	9.91	9.03
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[11]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R6
Trading Symbol	PGEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of George Putnam Balanced Fund returned 18.33%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.33	9.99	9.12
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[13]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[13]
Holdings [Text Block]		[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class Y
Trading Symbol	PGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of George Putnam Balanced Fund returned 18.20%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	18.20	9.90	9.01
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,029,089,732
Holdings Count | $ / shares	692	[15]
Advisory Fees Paid, Amount	$ 9,390,921
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
[15]
Holdings [Text Block]		[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Includes derivatives, if applicable.

[2]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
*	Includes derivatives, if applicable.

[8]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[13]
*	Includes derivatives, if applicable.

[14]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[15]
*	Includes derivatives, if applicable.

[16]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.